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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment             [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Management, LLC
Address:   401 E. Market Street, Suite 104
           Charlottesville, VA 22902

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    P. Ryan Vaughan
Title:   Chief Financial Officer
Phone:   434-817-4804

Signature, Place, and Date of Signing:


/s/ P. Ryan Vaughan   Charlottesville, VA   August 12, 2009
-------------------   -------------------   ------------------
    [Signature]          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     303,463,233

List of Other Included Managers:            NONE

                                                                                                  Other       Sole
      Name of Issuer/Title of Class            Cusip        Value       Shares     Discretion   Managers   Authority   Shared   None
-----------------------------------------   ----------   ----------   ----------   ----------   --------   ---------   ------   ----
3M Company                                  88579Y101       2818690        46900   SOLE         (None)         46900        0      0
AEROPOSTALE INC                             007865108       2649071        77300   SOLE         (None)         77300        0      0
ALCON INC                                   H01301102       1811472        15600   SOLE         (None)         15600        0      0
Amer Express                                025816109      11687396       502900   SOLE         (None)        502900        0      0
AMERICA MOVIL SA DE CV ADS L                02364W105       5234944       135200   SOLE         (None)        135200        0      0
American Eagle Outfitters Inc               02553E106        864370        61000   SOLE         (None)         61000        0      0
Anglogold Ashanti Ltd ADS                   035128206        446886        12200   SOLE         (None)         12200        0      0
Apache Corp                                 037411105       1522365        21100   SOLE         (None)         21100        0      0
Apple Inc                                   037833100      11066811        77700   SOLE         (None)         77700        0      0
Ashland Oil Inc                             044209104       2378640        84800   SOLE         (None)         84800        0      0
Baidu Inc                                   056752108      44079576       146400   SOLE         (None)        146400        0      0
BANCO BRADESCO SA ADS                       059460303       2333660       158000   SOLE         (None)        158000        0      0
Borg Warner Inc                             099724106        826430        24200   SOLE         (None)         24200        0      0
Brocade Comms                               111621306       9556176      1218900   SOLE         (None)       1218900        0      0
Caterpillar Inc                             149123101       3152016        95400   SOLE         (None)         95400        0      0
Cerner Cp                                   156782104       4459964        71600   SOLE         (None)         71600        0      0
Chicos Fas Inc                              168615102       1342740       138000   SOLE         (None)        138000        0      0
Citrix Systems                              177376100       1731627        54300   SOLE         (None)         54300        0      0
CME Group Inc                               12572Q105      20440584        65700   SOLE         (None)         65700        0      0
COACH INC                                   189754104       4669056       173700   SOLE         (None)        173700        0      0
Coca Cola Enterprise                        191219104        612720        36800   SOLE         (None)         36800        0      0
Con-Way                                     205944101       1882023        53300   SOLE         (None)         53300        0      0
CSX Corp                                    126408103      10312814       297800   SOLE         (None)        297800        0      0
Emerson Electric Co                         291011104       1153440        35600   SOLE         (None)         35600        0      0
Express Scripts Inc                         302182100       1698125        24700   SOLE         (None)         24700        0      0
F5 Network Inc                              315616102       2121593        61300   SOLE         (None)         61300        0      0
Fortress Investment Group LLC               34958B106        138168        40400   SOLE         (None)         40400        0      0
Franklin Res Inc                            354613101       1965873        27300   SOLE         (None)         27300        0      0
Frontline Ltd                               G3682E127        231420         9500   SOLE         (None)          9500        0      0
Gerdau SA                                   373737105       4261290       407000   SOLE         (None)        407000        0      0
Goodrich Corp                               382388106       1703977        34100   SOLE         (None)         34100        0      0
Green Mountain Coffee Inc                   393122106       5710992        96600   SOLE         (None)         96600        0      0
Gymboree Corp                               403777105       1915920        54000   SOLE         (None)         54000        0      0
Hunt (J.B.) Transport Services Inc.         445658107       1918540        62800   SOLE         (None)         62800        0      0
ICICI BANK LTD ADS                          45104G104       7734900       262200   SOLE         (None)        262200        0      0

Infosys Tech Ltd                            456788108       2534142        68900   SOLE         (None)         68900        0      0
Ingram Micro Inc Cl A                       457153104        838250        47900   SOLE         (None)         47900        0      0
INTERCONTINENTALEXCHANGE INC                45865V100       7973952        69800   SOLE         (None)         69800        0      0
Itau Unibnco Adr                            465562106       2363419       149300   SOLE         (None)        149300        0      0
J CREW GROUP INC                            46612H402        986230        36500   SOLE         (None)         36500        0      0
Jefferies Group Inc                         472319102       4323591       202700   SOLE         (None)        202700        0      0
Joy Global Inc                              481165108      10640988       297900   SOLE         (None)        297900        0      0
Juniper Networks                            48203R104      10107880       428300   SOLE         (None)        428300        0      0
KB Home                                     48666K109       1459656       106700   SOLE         (None)        106700        0      0
Manpower Inc                                56418H100        254040         6000   SOLE         (None)          6000        0      0
McAfee                                      579064106       1240386        29400   SOLE         (None)         29400        0      0
McDonalds Corp                              580135101       4432479        77100   SOLE         (None)         77100        0      0
Meritage Homes                              59001A102        375314        19900   SOLE         (None)         19900        0      0
MOODYS CP                                   615369105       1254260        47600   SOLE         (None)         47600        0      0
Netease.com Inc ADS                         64110W102       2328916        66200   SOLE         (None)         66200        0      0
Nvidia Corp                                 67066G104      14227658      1260200   SOLE         (None)       1260200        0      0
NYSE EURONEXT INC                           629491101       4120200       151200   SOLE         (None)        151200        0      0
Office Depot Inc                            676220106        834024       182900   SOLE         (None)        182900        0      0
Owen Illinois                               690768403       1025166        36600   SOLE         (None)         36600        0      0
Petsmart Inc                                716768106        276834        12900   SOLE         (None)         12900        0      0
Priceline.com nc                            741503403       5421330        48600   SOLE         (None)         48600        0      0
Questar Corp Holding Co.                    748356102        267116         8600   SOLE         (None)          8600        0      0
RANDGOLD RESOURCES LTD ADS                  752344309       7565643       117900   SOLE         (None)        117900        0      0
Range Resources Corp                        75281A109        919302        22200   SOLE         (None)         22200        0      0
Robert Half Intl Inc                        770323103        387368        16400   SOLE         (None)         16400        0      0
Rockwell Automation Inc                     773903109        362956        11300   SOLE         (None)         11300        0      0
Schein (Henry) Inc                          806407102        292495         6100   SOLE         (None)          6100        0      0
Sears Holding                               812350106       3878116        58300   SOLE         (None)         58300        0      0
Sohu.com Inc                                83408W103       2067107        32900   SOLE         (None)         32900        0      0
SPDR S&P RETAIL                             78464A714       3807354       137400   SOLE         (None)        137400        0      0
St Joe Co                                   790148100        627813        23700   SOLE         (None)         23700        0      0
Staples Inc                                 855030102        855632        42400   SOLE         (None)         42400        0      0
State Street Corp                           857477103      16019680       339400   SOLE         (None)        339400        0      0
SYNAPTICS INC                               87157D109       2048450        53000   SOLE         (None)         53000        0      0
Toronto-Dominion Bank                       891160509       1732285        33500   SOLE         (None)         33500        0      0
Tractor Supply Co                           892356106        363616         8800   SOLE         (None)          8800        0      0
Union Pacific                               907818108       2925772        56200   SOLE         (None)         56200        0      0

WEBS Hong Kong                              464286871       1784826       129900   SOLE         (None)        129900        0      0
Wells Fargo & Co                            949746101       2695286       111100   SOLE         (None)        111100        0      0
Western Union                               959802109        626480        38200   SOLE         (None)         38200        0      0
Wyndham Worldwide                           98310W108        782952        64600   SOLE         (None)         64600        0      0